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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318

                          Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2009 through May 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



--------------------------------------------------------------------------------














Pioneer International
Value Fund
--------------------------------------------------------------------------------
Semiannual Report | May 31, 2010
--------------------------------------------------------------------------------





Ticker Symbols:
Class A   PIIFX
Class B   PBIFX
Class C   PCITX
Class Y   INVYX


[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                      2

Portfolio Management Discussion                                            4

Portfolio Summary                                                          9

Prices and Distributions                                                  10

Performance Update                                                        11

Comparing Ongoing Fund Expenses                                           15

Schedule of Investments                                                   17

Financial Statements                                                      25

Notes to Financial Statements                                             33

Trustees, Officers and Service Providers                                  42


            Pioneer International Value Fund | Semiannual Report | 5/31/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer International Value Fund | Semiannual Report | 5/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


            Pioneer International Value Fund | Semiannual Report | 5/31/10     3

Portfolio Management Discussion | 5/31/10

With investors grappling with a European debt crisis and its potential impact on global growth, international stocks experienced increased volatility in the final months of the six-month period ended May 31, 2010. In the following interview, Andrea Salvatori, a member of Pioneer's international investment team in Dublin, Ireland, discusses the challenges and opportunities across the Eurozone during the six-month period, and his outlook for Pioneer International Value Fund in the months ahead.

Q How did international stock markets perform over the six-months ended May 31, 2010?

A The rally in equities, which began in earnest in March 2009, continued for the most part until the middle of April 2010, when investors became concerned that the European debt crisis might spread around the globe and jeopardize the nascent recovery in the United States. Intrinsic to this debate was whether the debt problems in countries like Greece, Portugal and Spain might trigger a cascade of massive losses for large banks, which are still recovering from the 2008 financial crisis.

     With international stock markets on edge since mid-April, volatility increased and foreign stock prices declined in the final weeks of the six-month reporting period -- particularly in May, when the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index1, fell by more than 11% in that month alone. The increased uncertainty sparked a change in investors' risk tolerance. Consequently, investments with European exposure or economic sensitivity underperformed during the six-month period. In the process, many sound, well-managed companies were tarnished, as investors ignored underlying corporate fundamentals in their rush for safer ground.

1 The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)


4    Pioneer International Value Fund | Semiannual Report | 5/31/10

Q How did Pioneer International Value Fund perform in that environment over the six months ended May 31, 2010?

A For the six months ended May 31, 2010, the Fund's Class A shares returned -12.47% at net asset value, compared with a return of -10.61% for the Fund's benchmark, the MSCI EAFE Index. Over the same period, the average return for the 413 mutual funds in its Lipper's International Large Cap Core category was -10.67%.

     We believe the Fund's defensive positioning, which helped it to outperform the benchmark during the turbulent month of May, was a headwind in the early months of the six-month period, when markets were rallying. In addition, not holding Nestle in the Fund's portfolio, which was a top-performing stock in the defensive Consumer Staples sector, was a drawback for the Fund versus the benchmark.

Q Could you elaborate on the Fund's investment strategy during the six- month period ended May 31, 2010?

A Even as the markets were rebounding during the early months of the reporting period, we had reservations about the durability of the rally and kept the Fund's portfolio more defensively positioned than many of its peers. This meant that the Fund had a more modest exposure to emerging markets, invested in less-cyclical businesses, such as those in the Telecommunications sector, and maintained a very limited exposure to the metals and mining companies in the fashionable Materials sector. We also overweighted the Fund to the Consumer Staples and Energy sectors, which typically have offered some resiliency in down markets.

     Given the Fund's ability to invest a modest amount of its assets in the United States, we also found some compelling opportunities there that were unmatched overseas. Furthermore, the U.S. dollar's appreciation in recent months against other leading currencies has made it more advantageous for investors to hold U.S. assets. Entertainment software developer, Take-Two Interactive, and medical device company, Synthes, exemplify the Fund's investment strategy there.

Q What Fund holdings proved most disappointing during the six months ended May 31, 2010?

A The Fund's investments in Alstrom, a global leader in high-speed rail transport and energy infrastructure, were disappointing. The conglomerate recently acquired a French transmission company, which we think was a smart decision, but the timing was unfortunate given the market's correction. As the world leader in coal energy generation, however, we think Alstrom is in a strong position to capitalize on China's tremendous import demand for coal to meet its growth needs.


            Pioneer International Value Fund | Semiannual Report | 5/31/10     5

     The Fund had a limited exposure to the Consumer Discretionary sector, which was prudent, but investments in Renault still hindered performance. Given its alliance with Nissan, Renault is the fourth-largest auto manufacturer in the world, but questions about the pace of economic growth have cast a shadow on the entire industry.

     Finally, the Fund's slightly lower-than-benchmark exposure to Consumer Staples proved to be a drawback to relative performance, as the sector performed well over the six-month period. Consumer Staples stocks are defensive in nature and tend to do well in down markets. Not holding the right mix of companies, such as Nestle and British American Tobacco, also hurt the Fund's relative performance, although investments in Unilever and Japan Tobacco were positive contributors.

Q What holdings contributed positively to the Fund's performance over the six months ended May 31, 2010?

A In the Materials sector, Lihir Gold was a strong performer for the Fund. In May 2010, Lihir's Board of Directors approved a takeover offer from Newcrest Mining of Australia. With one of the world's largest gold mines in Papua, New Guinea and operations in Australia and West Africa, Lihir was an attractive takeover target in the rapidly consolidating global mining industry. Shareholders will not vote on the proposal until July of this year, but the combined entity would make the merged companies one of the top five gold mining companies in the world. The combination of rising gold prices and news of a potential takeover helped Lihir's stock price appreciate nicely.

     The Telecommunications sector was the best-performing sector for the six months ended May 31, 2010, and the Fund's investments in Eutelsat Communications and China Mobile were similarly rewarding. The Fund also benefited from its position in Capcom, which provides cutting edge technology and software to the video game market. We sold the Japanese in-home and arcade gaming company at a nice profit late in the period.

Q The euro sold off against other currencies over the six months ended May 31, 2010. Do you feel that the future of the European Union (EU) could be at stake?

A Concerns about sovereign credit risk across the Eurozone have created questions about the viability of the EU and the euro, which was introduced in 1998 and currently is shared by 16 member nations across Europe. Debt issues in Greece, Spain, Portugal, and Hungary, which were brought on by deteriorating government finances in response to the huge size of economic rescue plans, have raised fears that Europe's growth, already anemic, could be in jeopardy. The crisis also has brought into focus the glaring differences


6 Pioneer International Value Fund | Semiannual Report | 5/31/10 between the countries that are fiscally weaker and those that are fiscally disciplined, as well as other flaws in the structure of the EU. Consequently, the euro, which has become an important indicator of confidence in Europe, fell below $1.20 for the first time since 2006, just after the close of the six-month reporting period ended May 31, 2010.

     Significant issues remain, but European leaders have begun to address the crisis with the IMF-European Union package, which was created in May of 2010 to bail out struggling EU countries. We expect the Eurozone to grow by 1.1% this year, after having shrunk by 4% in 2009. Europe's policy stimulus was broadly similar to the U.S. program, and Europe's recovery began at around the same time. But the pan-European outlook is less bright due to the deficits and debt-financing problems of some of the peripheral countries -- countries that may find fiscal tightening in response to treaty provisions and market forces premature, thus making a return to growth difficult.

     We'll continue to monitor the European debt crisis and the status of the euro as the bailout package is implemented. The Fund holds a lower-than-benchmark weighting in European stocks, but given the correction in stock prices this past spring, we have been hunting for attractively valued stocks with above-average growth prospects and have begun adding some holdings in order to bring the Fund's weighting more in line with that of the benchmark.

Q    What is your outlook?

A We'll continue to retain a defensive bias in the Fund, as we still believe that the market went up too far, too fast. Thus, we remain more concerned with having downside protection rather than chasing cyclicality. However, we still want to be able to participate in the market rally should it persist, and therefore will also keep the Fund exposed to a mixture of companies with strong growth drivers.

Please refer to the Schedule of Investments on pages 17-24 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


            Pioneer International Value Fund | Semiannual Report | 5/31/10     7

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


8    Pioneer International Value Fund | Semiannual Report | 5/31/10

Portfolio Summary | 5/31/10

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                                              26.3%
Materials                                                               13.3%
Industrials                                                             11.1%
Consumer Discretionary                                                   9.7%
Consumer Staples                                                         8.8%
Information Technology                                                   7.6%
Energy                                                                   7.6%
Health Care                                                              6.4%
Telecommunication Services                                               6.3%
Utilities                                                                2.9%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

United Kingdom                                                          21.1%
Japan                                                                   18.8%
France                                                                  16.7%
Switzerland                                                              6.5%
United States                                                            5.2%
Peoples Republic of China                                                5.0%
Australia                                                                4.0%
Norway                                                                   3.6%
Germany                                                                  3.2%
Ireland                                                                  2.5%
Singapore                                                                2.3%
South Africa                                                             2.1%
Brazil                                                                   2.0%
Spain                                                                    2.0%
Mexico                                                                   1.9%
South Korea                                                              1.1%
Italy                                                                    1.1%
Other (individually less than 1%)                                        0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

[THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

  1.       HSBC Holding Plc                                             3.84%
  2.       Eutelsat Communications SA                                   3.75
  3.       Take-Two Interactive Software, Inc.                          3.25
  4.       Vodafone Group Plc                                           3.21
  5.       Ryanair Holdings Plc                                         2.51
  6.       BHP Billiton, Ltd.                                           2.47
  7.       CS Group                                                     2.45
  8.       Sumitomo Mitsui Financial Group, Inc.                        2.34
  9.       BP Amoco Plc                                                 2.31
 10.       Development Bank of Singapore, Ltd.                          2.26

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


            Pioneer International Value Fund | Semiannual Report | 5/31/10     9

Prices and Distributions | 5/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------

---------------------------------------------
     Class         5/31/10           11/30/09
---------------------------------------------
       A           $ 16.71           $ 19.16
       B           $ 15.08           $ 17.31
       C           $ 14.92           $ 17.12
       Y           $ 16.74           $ 19.22

Distributions per Share: 12/1/09-5/31/10
--------------------------------------------------------------------------------

---------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
     Class           Income           Capital Gains     Capital Gains
---------------------------------------------------------------------
       A            $ 0.0693              $ --              $ --
       B            $     --              $ --              $ --
       C            $     --              $ --              $ --
       Y            $ 0.1324              $ --              $ --

10    Pioneer International Value Fund | Semiannual Report | 5/31/10

Performance Update | 5/31/10                                  Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index.

Average Annual Total Returns
(As of May 31, 2010)
-------------------------------------------------------------------------
                                     Net Asset       Public Offering
Period                               Value (NAV)     Price (POP)
-------------------------------------------------------------------------
10 Years                              -2.17%          -2.75%
5 Years                                0.62           -0.57
1 Year                                 1.33           -4.50
-------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
-------------------------------------------------------------------------
                                      Gross            Net
                                       2.10%           1.45%
-------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer
                  International         MSCI EAFE
                   Value Fund             Index
5/00                 9,425               10,000
                     6,808                8,306
5/02                 6,257                7,532
                     5,253                6,633
5/04                 6,548                8,821
                     7,337               10,166
5/06                 9,605               13,090
                    12,053               16,674
5/08                11,668               16,338
                     7,468               10,416
5/10                 7,567               11,153

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2011 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI EAFE Index is a commonly used measure of international stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


           Pioneer International Value Fund | Semiannual Report | 5/31/10     11

Performance Update | 5/31/10                                 Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index.

Average Annual Total Returns
(As of May 31, 2010)
---------------------------------------------------------------------
                                           If              If
Period                                     Held            Redeemed
---------------------------------------------------------------------
10 Years                                   -3.16%          -3.16%
5 Years                                    -0.28           -0.28
1 Year                                     0.40            -3.60
---------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
---------------------------------------------------------------------
                                           Gross            Net
                                            3.05%           2.35%
---------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer
                  International         MSCI EAFE
                   Value Fund             Index
5/00                 10,000              10,000
                      7,141               8,306
5/02                  6,499               7,532
                      5,391               6,633
5/04                  6,628               8,821
                      7,353              10,166
5/06                  9,540              13,090
                     11,866              16,674
5/08                 11,385              16,338
                      7,222              10,416
5/10                  7,251              11,153

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2011 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI EAFE Index is a commonly used measure of international stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12    Pioneer International Value Fund | Semiannual Report | 5/31/10

Performance Update | 5/31/10                                Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index.

Average Annual Total Returns
(As of May 31, 2010)
---------------------------------------------------------------------
                                           If              If
Period                                     Held            Redeemed
---------------------------------------------------------------------
10 Years                                   -3.15%          -3.15%
5 Years                                    -0.22           -0.22
1 Year                                      0.40            0.40
---------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
---------------------------------------------------------------------
                                           Gross            Net
                                            2.74%           2.35%
---------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer
                  International         MSCI EAFE
                   Value Fund             Index
5/00                 10,000              10,000
                      7,151               8,306
5/02                  6,478               7,532
                      5,378               6,633
5/04                  6,604               8,821
                      7,340              10,166
5/06                  9,530              13,090
                     11,880              16,674
5/08                 11,408              16,338
                      7,229              10,416
5/10                  7,259              11,153

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2011 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI EAFE Index is a commonly used measure of international stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


           Pioneer International Value Fund | Semiannual Report | 5/31/10     13

Performance Update | 5/31/10                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index.

Average Annual Total Returns
(As of May 31, 2010)
---------------------------------------------------------------------
                                           If              If
Period                                     Held            Redeemed
---------------------------------------------------------------------
10 Years                                   -2.52%          -2.52%
5 Years                                    -0.09           -0.09
1 Year                                      1.72            1.72
---------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
---------------------------------------------------------------------
                                           Gross            Net
                                            1.01%           1.01%
---------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer
                  International         MSCI EAFE
                   Value Fund             Index
5/00                 10,000              10,000
                      7,223               8,306
5/02                  6,638               7,532
                      5,572               6,633
5/04                  6,947               8,821
                      7,784              10,166
5/06                 10,190              13,090
                     12,680              16,674
5/08                 12,068              16,338
                      7,618              10,416
5/10                  7,749              11,153

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares were first offered on April 16, 2009. Performance shown for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI EAFE Index is a commonly used measure of international stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


14    Pioneer International Value Fund | Semiannual Report | 5/31/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)   Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on actual returns from December 1, 2009 through May 31, 2010.


--------------------------------------------------------------------------------------------
 Share Class                        A                B                C                Y
--------------------------------------------------------------------------------------------
 Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 on 12/1/09
--------------------------------------------------------------------------------------------
 Ending Account                $   875.30       $   871.20       $   871.50       $   877.00
 Value (after expenses)
 on 5/31/10
--------------------------------------------------------------------------------------------
 Expenses Paid                 $     6.78       $    10.96       $    10.96       $     4.73
 During Period*
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, 2.35%, 2.35% and 1.01% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


           Pioneer International Value Fund | Semiannual Report | 5/31/10     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2010 through May 31, 2010.

--------------------------------------------------------------------------------------------
 Share Class                        A                B                C                Y
--------------------------------------------------------------------------------------------
 Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 on 12/1/09
--------------------------------------------------------------------------------------------
 Ending Account                $ 1,017.70       $ 1,013.21       $ 1,013.21       $ 1,019.90
 Value (after expenses)
 on 5/31/10
--------------------------------------------------------------------------------------------
 Expenses Paid                 $     7.29       $    11.80       $    11.80       $     5.09
 During Period*
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, 2.35%, 2.35% and 1.01% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


16    Pioneer International Value Fund | Semiannual Report | 5/31/10

Schedule of Investments | 5/31/10 (unaudited)


-------------------------------------------------------------------
   Shares                                              Value
-------------------------------------------------------------------
              COMMON STOCKS -- 97.0%
              ENERGY -- 7.3%
              Coal & Consumable Fuels -- 1.4%
1,258,543     Paladin Energy, Ltd.*                    $  4,076,305
-------------------------------------------------------------------
              Integrated Oil & Gas -- 5.9%
  877,963     BP Amoco Plc                             $  6,281,511
  260,371     Repsol SA                                   5,357,640
  184,220     Royal Dutch Shell Plc                       4,833,432
                                                       ------------
                                                       $ 16,472,583
                                                       ------------
              Total Energy                             $ 20,548,888
-------------------------------------------------------------------
              MATERIALS -- 12.9%
              Construction Materials -- 1.8%
  473,494     Cemex SA (A.D.R.)*                       $  5,127,940
-------------------------------------------------------------------
              Diversified Chemical -- 0.5%
   26,713     Akzo Nobel NV                            $  1,359,931
-------------------------------------------------------------------
              Diversified Metals & Mining -- 3.4%
  206,886     BHP Billiton, Ltd.                       $  6,713,495
   62,038     Rio Tinto Plc                               2,860,864
                                                       ------------
                                                       $  9,574,359
-------------------------------------------------------------------
              Fertilizers & Agricultural Chemicals -- 1.7%
   14,133     Potash Corp. Saskatchewan, Inc.*(b)      $  1,401,852
  111,310     Yara International ASA*(b)                  3,311,971
                                                       ------------
                                                       $  4,713,823
-------------------------------------------------------------------
              Gold -- 2.0%
  134,843     Anglogold Ashanti, Ltd.                  $  5,640,974
-------------------------------------------------------------------
              Metal & Glass Containers -- 1.2%
  727,375     Rexam Plc                                $  3,297,209
-------------------------------------------------------------------
              Steel -- 2.3%
  103,553     Companhia Vale do Rio Doce SA*           $  2,815,606
1,451,000     Sumitomo Metal Industries, Ltd.*            3,616,986
                                                       ------------
                                                       $  6,432,592
                                                       ------------
              Total Materials                          $ 36,146,828
-------------------------------------------------------------------
              CAPITAL GOODS -- 7.0%
              Aerospace & Defense -- 1.0%
  276,586     Finmeccanica S.p.A. (b)                  $  2,884,502
-------------------------------------------------------------------
              Construction & Engineering -- 1.1%
   49,098     GS Engineering & Construction Corp.*     $  2,942,980
-------------------------------------------------------------------
              Electrical Component & Equipment -- 1.2%
   34,837     Schneider Electric SA                    $  3,473,565
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer International Value Fund | Semiannual Report | 5/31/10     17

--------------------------------------------------------------------
   Shares                                               Value
--------------------------------------------------------------------
               Heavy Electrical Equipment -- 2.6%
   66,037      Alstom SA                                $  3,139,328
  503,000      Mitsubishi Electric Corp.*                  4,092,402
                                                        ------------
                                                        $  7,231,730
--------------------------------------------------------------------
               Trading Companies & Distributors -- 1.1%
  376,600      Itochu Corp.*                            $  3,103,080
                                                        ------------
               Total Capital Goods                      $ 19,635,857
--------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.4%
               Environmental & Facilities Services -- 1.4%
  941,683      Tomra Systems ASA*                       $  3,831,500
                                                        ------------
               Total Commercial Services & Supplies     $  3,831,500
--------------------------------------------------------------------
               TRANSPORTATION -- 2.4%
               Airlines -- 2.4%
1,687,462      Ryanair Holdings Plc*                    $  6,808,491
                                                        ------------
               Total Transportation                     $  6,808,491
--------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 1.2%
               Automobile Manufacturers -- 1.2%
   90,179      Renault SA*                              $  3,224,468
                                                        ------------
               Total Automobiles & Components           $  3,224,468
--------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 4.7%
               Apparel, Accessories & Luxury Goods -- 1.0%
   81,799      CIE Financiere Richemont AG              $  2,665,746
--------------------------------------------------------------------
               Consumer Electronics -- 1.0%
  256,000      Sharp Corp.*                             $  2,795,219
--------------------------------------------------------------------
               Homebuilding -- 2.7%
  443,516      Gafisa SA*                               $  2,624,080
  802,000      Sekisui Chemical Co., Ltd.*                 4,941,823
                                                        ------------
                                                        $  7,565,903
                                                        ------------
               Total Consumer Durables & Apparel        $ 13,026,868
--------------------------------------------------------------------
               MEDIA -- 3.6%
               Cable & Satellite -- 3.6%
  313,542      Eutelsat Communications SA               $ 10,196,518
                                                        ------------
               Total Media                              $ 10,196,518
--------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 1.8%
               Food Retail -- 1.8%
  159,300      FamilyMart Co., Ltd.*                    $  5,115,638
                                                        ------------
               Total Food & Drug Retailing              $  5,115,638
--------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 6.8%
               Agricultural Products -- 1.1%
3,116,000      Chaoda Modern Agriculture, Ltd.*         $  2,982,892
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer International Value Fund | Semiannual Report | 5/31/10

----------------------------------------------------------------------
   Shares                                                 Value
----------------------------------------------------------------------
               Packaged Foods & Meats -- 2.5%
  289,439      Cermaq ASA*                                $  2,636,768
  160,091      Unilever Plc                                  4,327,586
                                                          ------------
                                                          $  6,964,354
----------------------------------------------------------------------
               Tobacco -- 3.2%
  163,114      Imperial Tobacco Group, Inc.               $  4,240,083
    1,509      Japan Tobacco, Inc.*                          4,739,930
                                                          ------------
                                                          $  8,980,013
                                                          ------------
               Total Food, Beverage & Tobacco             $ 18,927,259
----------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 2.8%
               Health Care Equipment -- 1.4%
   36,590      Synthes, Inc.*                             $  3,856,445
----------------------------------------------------------------------
               Health Care Services -- 1.4%
   78,175      Fresenius Medical Care AG                  $  3,901,599
                                                          ------------
               Total Health Care Equipment & Services     $  7,758,044
----------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 3.4%
               Pharmaceuticals -- 3.4%
   33,245      Roche Holdings AG                          $  4,566,535
   84,169      Sanofi-Aventis SA                             5,052,098
                                                          ------------
                                                          $  9,618,633
                                                          ------------
               Total Pharmaceuticals & Biotechnology      $  9,618,633
----------------------------------------------------------------------
               BANKS -- 12.8%
               Diversified Banks -- 12.8%
   95,126      BNP Paribas SA (b)                         $  5,402,019
  626,738      Development Bank of Singapore, Ltd.           6,149,098
1,150,418      HSBC Holding Plc                             10,441,248
  603,999      Mitsubishi UFJ Financial Group, Inc.*         2,934,677
  104,834      Societe Generale SA (b)                       4,503,130
  214,000      Sumitomo Mitsui Financial Group, Inc.*        6,362,440
                                                          ------------
                                                          $ 35,792,612
                                                          ------------
               Total Banks                                $ 35,792,612
----------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 4.8%
               Asset Management & Custody Banks -- 1.1%
  909,719      Man Group Plc                              $  3,050,985
      821      Reinet Investments SCA*                          11,217
                                                          ------------
                                                          $  3,062,202
----------------------------------------------------------------------
               Diversified Capital Markets -- 3.7%
  171,191      CS Group                                   $  6,648,257
  283,121      UBS AG*                                       3,759,507
                                                          ------------
                                                          $ 10,407,764
                                                          ------------
               Total Diversified Financials               $ 13,469,966
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer International Value Fund | Semiannual Report | 5/31/10     19

-------------------------------------------------------------------------
   Shares                                                    Value
-------------------------------------------------------------------------
              INSURANCE -- 7.9%
              Life & Health Insurance -- 5.6%
1,378,000     China Life Insurance Co., Ltd.                 $  5,996,541
    3,000     Dai-ichi Mutual Life Insurance Co.*               4,888,327
  206,900     T&D Holdings, Inc.*                               4,811,175
                                                             ------------
                                                             $ 15,696,043
-------------------------------------------------------------------------
              Multi-Line Insurance -- 2.3%
   49,526     Allianz AG                                     $  4,953,272
  334,368     Aviva Plc                                         1,542,946
                                                             ------------
                                                             $  6,496,218
                                                             ------------
              Total Insurance                                $ 22,192,261
-------------------------------------------------------------------------
              SOFTWARE & SERVICES -- 4.9%
              Application Software -- 0.6%
  340,006     GameLoft SA*                                   $  1,637,981
-------------------------------------------------------------------------
              Home Entertainment Software -- 4.3%
  764,035     Take-Two Interactive Software, Inc.*(b)        $  8,839,885
  345,071     UBISOFT Entertainment SA*                         3,219,236
                                                             ------------
                                                             $ 12,059,121
                                                             ------------
              Total Software & Services                      $ 13,697,102
-------------------------------------------------------------------------
              TECHNOLOGY HARDWARE & EQUIPMENT -- 1.4%
              Computer Storage & Peripherals -- 1.0%
   77,043     Gemalto NV*                                    $  2,850,732
-------------------------------------------------------------------------
              Electronic Manufacturing Services -- 0.4%
  129,609     Hon Hai Precision Industry, Ltd. (G.D.R.)*     $  1,094,433
                                                             ------------
              Total Technology Hardware & Equipment          $  3,945,165
-------------------------------------------------------------------------
              SEMICONDUCTORS -- 1.1%
              Semiconductors -- 1.1%
  521,025     CSR Plc*                                       $  2,964,921
                                                             ------------
              Total Semiconductors                           $  2,964,921
-------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES -- 6.1%
              Integrated Telecommunication Services -- 1.3%
   87,100     Nippon Telegraph & Telephone Corp.*            $  3,567,857
-------------------------------------------------------------------------
              Wireless Telecommunications Services -- 4.8%
  504,000     China Mobile, Ltd.                             $  4,694,194
4,355,321     Vodafone Group Plc                                8,716,906
                                                             ------------
                                                             $ 13,411,100
                                                             ------------
              Total Telecommunication Services               $ 16,978,957
-------------------------------------------------------------------------
              UTILITIES -- 2.7%
              Independent Power Producer & Energy Traders -- 0.1%
  323,224     Clipper Windpower Plc*                         $    364,847
-------------------------------------------------------------------------
              Multi-Utilities -- 1.5%
  573,325     National Grid Plc                              $  4,335,897
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer International Value Fund | Semiannual Report | 5/31/10

--------------------------------------------------------------------------
   Shares                                                     Value
--------------------------------------------------------------------------
             Water Utilities -- 1.1%
161,742      Suez Environnement SA (b)                        $  2,793,699
                                                              ------------
             Total Utilities                                  $  7,494,443
--------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $285,010,337)                              $271,374,419
--------------------------------------------------------------------------
             RIGHTS/WARRANTS -- 0.1%
             ENERGY -- 0.0%
             Integrated Oil & Gas -- 0.0%
184,220      Royal Dutch Shell Rights Exp. 6/9/10*            $         --
                                                              ------------
             Total Energy                                     $         --
--------------------------------------------------------------------------
             CAPITAL GOODS -- 0.0%
             Electrical Component & Equipment -- 0.0%
 34,837      Schneider Electric SA Exp. 6/1/10*               $         --
                                                              ------------
             Total Capital Goods                              $         --
--------------------------------------------------------------------------
             BANKS -- 0.0%
             Diversified Banks -- 0.0%
 95,126      BNP Paribas SA Exp. 6/15/10*                     $         --
                                                              ------------
             Total Banks                                      $         --
--------------------------------------------------------------------------
             REAL ESTATE -- 0.0%
             Diversified Real Estate Activities -- 0.0%
 35,400      Henderson Land Development Co. Exp. 6/23/10*     $         --
                                                              ------------
             Total Real Estate                                $         --
--------------------------------------------------------------------------
             UTILITIES -- 0.1%
             Multi-Utilities -- 0.1%
128,028      National Grid Plc Rights Exp. 6/11/10*           $    260,582
                                                              ------------
             Total Utilities                                  $    260,582
--------------------------------------------------------------------------
             TOTAL RIGHTS/WARRANTS
             (Cost $294,440)                                  $    260,582
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 Principal
 Amount($)
--------------------------------------------------------------------------
              TEMPORARY CASH INVESTMENTS -- 7.5%
              SECURITIES LENDING COLLATERAL -- 7.5% (c)
              Certificates of Deposit:
 533,558      Bank of Nova Scotia, 0.2%, 6/1/10            $    533,558
 590,219      Barclays, 0.30%, 7/23/10                          590,219
 590,221      BBVA NY, 0.265%, 6/1/10                           590,221
 179,440      BNP Paribas, 0.70%, 6/4/10                        179,440
 649,241      CBA Financial, 0.27%, 1/3/11                      649,241
 590,219      Deutschebank, 0.30%, 7/19/10                      590,219
 354,131      DnB NOR Bank ASA NY, 0.49%, 8/26/10               354,131
 590,225      Rabobank Nederland NY, 0.23%, 7/6/10              590,225

The accompanying notes are an integral part of these financial statements.

           Pioneer International Value Fund | Semiannual Report | 5/31/10     21

-----------------------------------------------------------------------------
 Principal
 Amount($)                                                       Value
-----------------------------------------------------------------------------
              Certificates of Deposit -- (continued):
  590,219     Royal Bank of Canada, 0.26%, 1/21/11               $    590,219
  590,219     Svenska NY, 0.265%, 7/19/10                             590,219
                                                                 ------------
                                                                 $  5,257,692
-----------------------------------------------------------------------------
              Commercial Paper:
  236,088     American Honda Finance, 0.37%, 4/15/11             $    236,088
  354,131     American Honda Finance, 0.31%, 5/4/11                   354,131
   78,090     Caterpillar Financial Services, 0.34%, 8/20/10           78,090
  295,095     CBAPP, 0.20%, 6/7/10                                    295,095
  590,063     CLIPPR, 0.28%, 7/2/10                                   590,063
  294,873     PARFIN, 0.39%, 8/11/10                                  294,873
  471,656     CHARFD, 0.46%, 8/23/10                                  471,656
  245,545     FAIRPP, 0.50%, 8/16/10                                  245,545
  533,957     CME, Inc., 0.90%, 8/6/10                                533,957
   64,328     GE Capital Corp., 0.31%, 10/6/10                         64,328
   63,889     GE Capital Corp., 0.35%, 10/21/10                        63,889
  177,122     GE Capital Corp., 0.43%, 8/20/10                        177,122
  295,074     GE, 0.30%, 1/26/11                                      295,074
   58,966     GE Capital Corp., 0.33%, 6/6/11                          58,966
   65,815     John Deere Capital Corp., 0.33%, 7/16/10                 65,815
  499,262     JPMorgan Chase & Co., 0.57%, 9/24/10                    499,262
  235,994     NABPP, 0.28%, 7/19/10                                   235,994
  669,173     Santander, 0.30%, 7/23/10                               669,173
  590,045     SOCNAM, 0.28%, 7/6/10                                   590,045
  413,037     SRCPP, 0.26%, 7/7/11                                    413,037
  236,082     STRAIT, 0.20%, 6/2/10                                   236,082
  295,089     TB LLC, 0.23%, 6/9/10                                   295,089
  284,635     TB LLC, 0.43%, 8/9/10                                   284,635
  590,219     Toyota Motor Credit Corp., 0.23%, 1/10/11               590,219
   59,026     US Bancorp, 0.66%, 6/4/10                                59,026
  589,943     VARFUN, 0.29%, 7/26/10                                  589,943
  354,155     Wachovia, 0.36%, 3/22/11                                354,155
  165,861     Wal Mart Stores, Inc., 0.22%, 7/1/10                    165,861
  236,039     WFC, 0.33%, 12/2/10                                     236,039
  590,219     WSTPAC, 0.32%, 11/5/10                                  590,219
                                                                 ------------
                                                                 $  9,633,471
-----------------------------------------------------------------------------
              Tri-party Repurchase Agreements:
2,529,103     Barclays, 0.20%, 6/1/10                            $  2,529,103
1,770,657     Deutsche Bank, 0.20%, 6/1/10                          1,770,657
1,770,657     RBS Securities, Inc., 0.21%, 6/1/10                   1,770,657
                                                                 ------------
                                                                 $  6,070,417
                                                                 ------------
              Total Securities Lending Collateral                $ 20,961,580
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer International Value Fund | Semiannual Report | 5/31/10

---------------------------------------------------------------
                                                   Value
---------------------------------------------------------------
        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost $20,961,580)                         $ 20,961,580
---------------------------------------------------------------
        TOTAL INVESTMENT IN SECURITIES -- 104.6%
        (Cost $306,266,357) (a) (d)                $292,596,581
---------------------------------------------------------------
        OTHER ASSETS AND LIABILITIES -- (4.6)%     $(12,780,395)
---------------------------------------------------------------
        TOTAL NET ASSETS -- 100.0%                 $279,816,186
===============================================================

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*    Non-income producing security.

(a) At May 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $313,350,432 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $  4,888,295
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (25,642,146)
                                                                                   ------------
       Net unrealized loss                                                         $(20,753,851)
                                                                                   ============

(b)  At May 31, 2010, the following securities were out on loan:

----------------------------------------------------------------------
      Shares     Description                               Value
----------------------------------------------------------------------
      47,000     BNP Paribas SA                            $ 2,669,038
     137,000     Finmeccanica S.p.A.                         1,428,766
      13,900     Potash Corp. Saskatchewan, Inc. *           1,378,741
      86,300     Societe Generale SA                         3,707,005
     160,000     Suez Environnement SA                       2,763,610
     636,600     Take-Two Interactive Software, Inc. *       7,365,462
      35,500     Yara International ASA *                    1,056,284
----------------------------------------------------------------------
                 Total                                     $20,368,906
======================================================================

(c)  Securities lending collateral is managed by Credit Suisse AG, New York
     Branch.

The accompanying notes are an integral part of these financial statements.

           Pioneer International Value Fund | Semiannual Report | 5/31/10     23

(d) Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

       United Kingdom                                                   21.1%
       Japan                                                            18.8
       France                                                           16.7
       Switzerland                                                       6.5
       United States                                                     5.2
       People's Republic of China                                        5.0
       Australia                                                         4.0
       Norway                                                            3.6
       Germany                                                           3.2
       Ireland                                                           2.5
       Singapore                                                         2.3
       South Africa                                                      2.1
       Brazil                                                            2.0
       Spain                                                             2.0
       Mexico                                                            1.9
       South Korea                                                       1.1
       Italy                                                             1.1
       Other (individually less than 1%)                                 0.9
----------------------------------------------------------------------------
                                                                       100.0%
============================================================================

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2010 aggregated $91,398,681 and $102,007,186, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------
                                  Level 1          Level 2           Level 3      Total
----------------------------------------------------------------------------------------------
 Common Stocks                    $20,809,364      $250,565,055      $--          $271,374,419
 Rights/Warrants                      260,582                --       --               260,582
 Temporary Cash Investments                --        20,961,580       --            20,961,580
----------------------------------------------------------------------------------------------
   Total                          $21,069,946      $271,526,635      $--          $292,596,581
==============================================================================================
 Other Financial Instruments*     $        --      $     24,750      $--          $     24,750
----------------------------------------------------------------------------------------------

*    Other financial instruments include foreign exchange contracts.

The accompanying notes are an integral part of these financial statements.

24    Pioneer International Value Fund | Semiannual Report | 5/31/10

Statement of Assets and Liabilities | 5/31/10 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $20,368,906)
   (cost $306,266,357)                                                     $292,596,581
  Cash                                                                        5,206,732
  Foreign currencies, at value (cost 1,373,258)                               1,373,146
  Receivables --
   Investment securities sold                                                12,118,041
   Fund shares sold                                                             137,762
   Dividends and foreign taxes withheld                                       2,228,495
   Due from Pioneer Investment Management, Inc.                                  28,189
  Other                                                                          41,240
---------------------------------------------------------------------------------------
     Total assets                                                          $313,730,186
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                         $ 12,613,233
   Fund shares repurchased                                                      126,266
   Forward foreign currency settlement contracts, net                            24,750
   Upon return of securities loaned                                          20,961,580
  Due to affiliates                                                             101,516
  Accrued expenses                                                               86,655
---------------------------------------------------------------------------------------
     Total liabilities                                                     $ 33,914,000
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $473,315,092
  Undistributed net investment income                                         2,474,282
  Accumulated net realized loss on investments and foreign currency
   transactions                                                            (182,263,484)
  Net unrealized loss on investments                                        (13,669,776)
  Net unrealized loss on forward foreign exchange contracts and other
   assets and liabilities denominated in foreign currencies                     (39,928)
---------------------------------------------------------------------------------------
     Total net assets                                                      $279,816,186
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $85,756,761/5,131,391 shares)                          $      16.71
  Class B (based on $10,433,621/691,789 shares)                            $      15.08
  Class C (based on $11,399,095/763,955 shares)                            $      14.92
  Class Y (based on $172,226,709/10,285,262 shares)                        $      16.74
MAXIMUM OFFERING PRICE:
  Class A ($16.71 [divided by] 94.25%)                                     $      17.73
=======================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer International Value Fund | Semiannual Report | 5/31/10     25

Statement of Operations (unaudited)

For the Six Months Ended 5/31/10

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $514,551)           $   4,540,862
  Interest                                                                  858
  Income from securities loaned, net                                     61,750
------------------------------------------------------------------------------------------------
     Total investment income                                                        $  4,603,470
------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                 $   1,349,864
  Transfer agent fees and expenses
   Class A                                                              185,395
   Class B                                                               46,586
   Class C                                                               29,545
   Class Y                                                                1,263
  Distribution fees
   Class A                                                              125,319
   Class B                                                               64,475
   Class C                                                               70,156
  Shareholder communications expense                                     88,951
  Administrative reimbursements                                          47,281
  Custodian fees                                                         50,961
  Registration fees                                                      27,098
  Professional fees                                                      60,163
  Printing expense                                                       24,278
  Fees and expenses of nonaffiliated trustees                             4,192
  Miscellaneous                                                          33,249
------------------------------------------------------------------------------------------------
     Total expenses                                                                 $  2,208,776
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                      (205,641)
------------------------------------------------------------------------------------------------
     Net expenses                                                                   $  2,003,135
------------------------------------------------------------------------------------------------
       Net investment income                                                        $  2,600,335
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                    $   8,868,482
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                     (173,248)    $  8,695,234
------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                    $ (51,624,569)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                      (88,361)    $(51,712,930)
------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                         $(43,017,696)
------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                              $(40,417,361)
================================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer International Value Fund | Semiannual Report | 5/31/10

Statements of Changes in Net Assets

For the Six Months Ended 5/31/10 and the Year Ended 11/30/09, respectively

                                                                   Six Months
                                                                   Ended
                                                                   5/31/10            Year Ended
                                                                   (unaudited)        11/30/09
FROM OPERATIONS:
Net investment income                                              $  2,600,335       $  1,706,976
Net realized gain (loss) on investments and foreign currency
  transactions                                                        8,695,234         (9,130,203)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                             (51,712,930)        65,791,786
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    $(40,417,361)      $ 58,368,559
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.07 and $0.14 per share, respectively)               $   (381,148)      $   (533,236)
   Class Y ($0.13 and $0.00 per share, respectively)                 (1,343,900)                --
---------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $ (1,725,048)      $   (533,236)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $ 13,460,916       $ 60,014,961
Shares issued in reorganization                                              --        171,182,574
Reinvestment of distributions                                           361,174            470,590
Cost of shares repurchased                                          (22,634,322)       (23,820,010)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                                       $ (8,812,232)      $207,848,115
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           $(50,954,641)      $265,683,438
NET ASSETS:
Beginning of period                                                 330,770,827         65,087,389
---------------------------------------------------------------------------------------------------
End of period                                                      $279,816,186       $330,770,827
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                $  2,474,282       $  1,598,995
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer International Value Fund | Semiannual Report | 5/31/10     27

                                      '10 Shares    '10 Amount       '09 Shares      '09 Amount
                                      (unaudited)   (unaudited)
Class A
Shares sold                             338,647     $ 6,504,132         472,821     $  8,534,326
Shares issued in reorganization              --              --       2,201,290       36,959,652
Reinvestment of distributions            18,278         352,002          31,945          470,590
Less shares repurchased                (770,971)    (14,295,941)       (957,794)     (15,327,586)
------------------------------------------------------------------------------------------------
   Net increase (decrease)             (414,046)    $(7,439,807)      1,748,262     $ 30,636,982
================================================================================================
Class B
Shares sold                              13,992     $   259,504          90,650     $  1,425,252
Shares issued in reorganization              --              --         527,650        8,036,113
Reinvestment of distributions                --              --              --               --
Less shares repurchased                (162,021)     (2,749,740)       (246,626)      (3,543,551)
------------------------------------------------------------------------------------------------
   Net increase (decrease)             (148,029)    $(2,490,236)        371,674     $  5,917,814
================================================================================================
Class C
Shares sold                             109,506     $ 1,874,636         167,836     $  2,623,931
Shares issued in reorganization              --              --         445,299        6,710,648
Reinvestment of distributions                 6             102              --               --
Less shares repurchased                (212,121)     (3,463,241)       (172,658)      (2,404,249)
------------------------------------------------------------------------------------------------
   Net increase (decrease)             (102,609)    $(1,588,503)        440,477     $  6,930,330
================================================================================================
Class Y*
Shares sold                             246,309     $ 4,822,644       3,182,672     $ 47,431,452
Shares issued in reorganization              --              --       7,107,446      119,476,161
Reinvestment of distributions               471           9,070              --               --
Less shares repurchased                (112,721)     (2,125,400)       (138,915)      (2,544,624)
------------------------------------------------------------------------------------------------
   Net increase                         134,059     $ 2,706,314      10,151,203     $164,362,989
================================================================================================

*    Class Y shares were first publicly offered on April 16, 2009.

The accompanying notes are an integral part of these financial statements.

28    Pioneer International Value Fund | Semiannual Report | 5/31/10

Financial Highlights

                                                                           Six Months
                                                                           Ended           Year          Year
                                                                           5/31/10         Ended         Ended
                                                                           (unaudited)     11/30/09      11/30/08
Class A
Net asset value, beginning of period                                       $    19.16      $   14.15     $  28.12
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $     0.14      $    0.14     $   0.27
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                         (2.52)          5.01       (14.05)
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $    (2.38)     $    5.15     $ (13.78)
Distributions to shareowners:
 Net investment income                                                          (0.07)         (0.14)       (0.19)
-----------------------------------------------------------------------------------------------------------------
Redemption fee                                                             $       --      $      --     $     --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $    (2.45)     $    5.01     $ (13.97)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    16.71      $   19.16     $  14.15
=================================================================================================================
Total return*                                                                  (12.47) %       36.72%      (49.33)%
Ratio of net expenses to average net assets+                                     1.45%**        1.52%        1.71%
Ratio of net investment income to average net assets+                            1.42%**        0.97%        1.07%
Portfolio turnover rate                                                            59%**          54%         135%
Net assets, end of period (in thousands)                                   $   87,757      $ 106,263     $ 53,725
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.76%**        2.10%        1.90%
 Net investment income                                                           1.11%**        0.39%        0.88%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.45%**        1.52%        1.70%
 Net investment income                                                           1.42%**        0.97%        1.08%
=================================================================================================================


                                                                           Year          Year             Year
                                                                           Ended         Ended            Ended
                                                                           11/30/07      11/30/06         11/30/05
Class A
Net asset value, beginning of period                                       $   23.98     $   19.08        $   16.76
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $    0.22     $    0.12        $    0.12
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                         4.02          4.84             2.20
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $    4.24     $    4.96        $    2.32
Distributions to shareowners:
 Net investment income                                                         (0.10)        (0.06)              --
-------------------------------------------------------------------------------------------------------------------
Redemption fee                                                             $      --     $    0.00(a)          0.00(a)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $    4.14     $    4.90        $    2.32
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $   28.12     $   23.98        $   19.08
===================================================================================================================
Total return*                                                                  17.73%        26.07%           13.84%
Ratio of net expenses to average net assets+                                    1.68%         1.71%            1.70%
Ratio of net investment income to average net assets+                           0.76%         0.52%            0.61%
Portfolio turnover rate                                                           81%           98%             111%
Net assets, end of period (in thousands)                                   $ 133,264     $ 142,645        $ 128,426
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.68%         1.79%            1.88%
 Net investment income                                                          0.76%         0.44%            0.43%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   1.66%         1.70%            1.70%
 Net investment income                                                          0.78%         0.53%            0.61%
===================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.

The accompanying notes are an integral part of these financial statements.

           Pioneer International Value Fund | Semiannual Report | 5/31/10     29

                                                                            Six Months
                                                                            Ended            Year         Year
                                                                            5/31/10          Ended        Ended
                                                                            (unaudited)      11/30/09     11/30/08
Class B
Net asset value, beginning of period                                        $    17.31       $  12.77     $  25.50
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                               $     0.06       $  (0.05)#   $   0.09
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                          (2.29)          4.59       (12.76)
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                        $    (2.23)      $   4.54     $ (12.67)
Distributions to shareowners:
 Net investment income                                                              --             --        (0.06)
------------------------------------------------------------------------------------------------------------------
Redemption fee                                                              $       --       $     --     $     --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                  $    (2.23)      $   4.54     $ (12.73)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $    15.08       $  17.31     $  12.77
===================================================================================================================
Total return*                                                                   (12.88)%        35.55%      (49.80)%
Ratio of net expenses to average net assets+                                      2.35%**        2.40%        2.61%
Ratio of net investment income (loss) to average net assets+                      0.44%**       (0.06)%       0.14%
Portfolio turnover rate                                                             59%**          54%         135%
Net assets, end of period (in thousands)                                    $   10,434       $ 14,538     $  5,978
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                     2.86%**        3.05%        2.76%
 Net investment loss                                                             (0.07)%**      (0.71)%      (0.01)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                     2.35%**        2.40%        2.60%
 Net investment income (loss)                                                     0.44%**       (0.06)%       0.15%
===================================================================================================================


                                                                            Year         Year            Year
                                                                            Ended        Ended           Ended
                                                                            11/30/07     11/30/06        11/30/05
Class B
Net asset value, beginning of period                                        $ 21.86       $  17.49       $   15.49
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                               $ (0.02)      $  (0.07)      $   (0.04)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                        3.66           4.44            2.04
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                        $  3.64       $   4.37       $    2.00
Distributions to shareowners:
 Net investment income                                                           --             --              --
------------------------------------------------------------------------------------------------------------------
Redemption fee                                                              $    --       $   0.00(a)    $    0.00(a)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                  $  3.64       $   4.37       $    2.00
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $ 25.50       $  21.86       $   17.49
==================================================================================================================
Total return*                                                                 16.65%         24.99%          12.91%
Ratio of net expenses to average net assets+                                   2.55%          2.62%           2.57%
Ratio of net investment income (loss) to average net assets+                  (0.12)%        (0.41)%         (0.25)%
Portfolio turnover rate                                                          81%            98%            111%
Net assets, end of period (in thousands)                                    $18,562       $ 15,282       $  14,205
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  2.55%          2.76%           2.96%
 Net investment loss                                                          (0.12)%        (0.55)%         (0.64)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.52%          2.60%           2.56%
 Net investment income (loss)                                                 (0.09)%        (0.39)%         (0.24)%
==================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating fair values of the investments for the Fund.
(a)  Amount rounds to less than one cent per share.

The accompanying notes are an integral part of these financial statements.

30    Pioneer International Value Fund | Semiannual Report | 5/31/10

                                                                           Six Months
                                                                           Ended         Year          Year
                                                                           5/31/10       Ended         Ended
                                                                           (unaudited)   11/30/09      11/30/08
Class C
Net asset value, beginning of period                                       $  17.12      $  12.64      $  25.28
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $   0.06      $  (0.05)#    $   0.08
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                    $  (2.26)     $   4.53      $ (12.62)
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  (2.20)     $   4.48      $ (12.54)
Distributions to shareowners:
 Net investment income                                                           --            --         (0.10)
------------------------------------------------------------------------------------------------------------------
Redemption fee                                                             $     --      $     --      $     --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  (2.20)     $   4.48      $ (12.64)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $   14.92     $  17.12      $  12.64
==================================================================================================================
Total return*                                                                (12.85)%       35.44%       (49.79)%
Ratio of net expenses to average net assets+                                   2.35%**       2.40%         2.57%
Ratio of net investment income (loss) to average net assets+                   0.48%**      (0.04)%        0.22%
Portfolio turnover rate                                                          59%**         54%          135%
Net assets, end of period (in thousands)                                   $ 11,399      $ 14,839      $  5,384
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  2.57%**       2.74%         2.57%
 Net investment income (loss)                                                  0.26%**      (0.38)%        0.22%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.35%**       2.40%         2.56%
 Net investment income (loss)                                                  0.48%**      (0.04)%        0.23%
==================================================================================================================


                                                                            Year            Year            Year
                                                                            Ended           Ended           Ended
                                                                            11/30/07        11/30/06        11/30/05
Class C
Net asset value, beginning of period                                        $   21.64       $   17.30       $   15.32
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                               $   (0.01)      $   (0.06)      $   (0.04)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                          3.65            4.40            2.02
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                        $    3.64       $    4.34       $    1.98
Distributions to shareowners:
 Net investment income                                                             --              --              --
---------------------------------------------------------------------------------------------------------------------
Redemption fee                                                              $      --       $    0.00(a)    $    0.00(a)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                  $    3.64       $    4.34       $    1.98
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $   25.28       $   21.64       $   17.30
=====================================================================================================================
Total return*                                                                   16.82%          25.09%          12.92%
Ratio of net expenses to average net assets+                                     2.45%           2.54%           2.57%
Ratio of net investment income (loss) to average net assets+                     0.00%(b)       (0.35)%         (0.26)%
Portfolio turnover rate                                                            81%             98%            111%
Net assets, end of period (in thousands)                                    $  16,486       $  11,030       $   8,826
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    2.45%           2.54%           2.79%
 Net investment income (loss)                                                    0.00%(b)       (0.35)%         (0.48)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    2.44%           2.54%           2.57%
 Net investment income (loss)                                                    0.01%          (0.33)%         (0.26)%
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating fair values of the investments for the Fund.
(a)  Amount rounds to less than one cent per share.
(b)  Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

           Pioneer International Value Fund | Semiannual Report | 5/31/10     31

                                                                     Six Months
                                                                     Ended              4/16/09 (a)
                                                                     5/31/10            to
                                                                     (unaudited)        11/30/09
Class Y
Net asset value, beginning of period                                 $   19.22          $   14.11
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income                                              $    0.18          $    0.10
  Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                         (2.53)              5.01
-------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations                $   (2.35)         $    5.11
Distributions to shareowners:
  Net investment income                                                  (0.13)                --
-------------------------------------------------------------------------------------------------
Net increase in net asset value                                      $   (2.48)         $    5.11
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $   16.74          $   19.22
=================================================================================================
Total return*                                                           (12.30)%            36.22%(b)
Ratio of net expenses to average net assets+                              1.01%**            1.01%
Ratio of net investment income to average net assets+                     1.92%**            1.10%
Portfolio turnover rate                                                     59%**              54%(b)
Net assets, end of period (in thousands)                             $ 172,227          $ 195,132
Ratios with no waiver of fees and assumption of expenses by the
  Adviser and no reduction for fees paid indirectly:
  Net expenses                                                            1.01%**            1.01%
  Net investment income                                                   1.92%**            1.10%
Ratios with waiver of fees and assumption of expenses by the
  Adviser and reduction for fees paid indirectly:
  Net expenses                                                            1.01%**            1.01%
  Net investment income                                                   1.92%**            1.10%
=================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class Y shares were first publicly offered on April 16, 2009.
(b)  Not annualized.

The accompanying notes are an integral part of these financial statements.

32    Pioneer International Value Fund | Semiannual Report | 5/31/10

Notes to Financial Statements | 5/31/10 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer International Value Fund (the Fund) is the sole portfolio comprising Pioneer Series Trust VIII, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class R shares were first publicly offered on April 1, 2003 and ceased operations on February 1, 2007. Class Y shares were first publicly offered on April 16, 2009. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries


           Pioneer International Value Fund | Semiannual Report | 5/31/10     33
and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are fair valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are fair valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers will be made by utilizing an independent service that applies the appropriate fair value methods.

     The Fund may also use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At May 31, 2010 there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with


34    Pioneer International Value Fund | Semiannual Report | 5/31/10
     remaining maturities of sixty days or less are generally valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.


           Pioneer International Value Fund | Semiannual Report | 5/31/10     35

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2010, the Fund paid no such taxes.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2009 was as follows:

----------------------------------------------
                                          2009
----------------------------------------------
   Distributions paid from:
   Ordinary income                    $533,236
----------------------------------------------
      Total                           $533,236
==============================================

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2009:

------------------------------------------------------
                                                  2009
------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income        $    1,598,995
   Capital loss carryforward              (181,454,221)
   Post-October loss deferred               (2,420,422)
   Unrealized appreciation                  30,919,151
------------------------------------------------------
      Total                             $ (151,356,497)
======================================================

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $11,473 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2010.

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.


36    Pioneer International Value Fund | Semiannual Report | 5/31/10

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to


           Pioneer International Value Fund | Semiannual Report | 5/31/10     37
     return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average net assets up to $500 million and 0.75% of the excess over $500 million. For the six months ended May 31, 2010, the effective management fee (excluding waivers and/or assumptions of expenses) was equivalent to 0.85% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.45%, 2.35% and 2.35%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through August 1, 2011 for Class A, Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $27,112 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2010.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2010 such out-of-pocket expenses by class of shares were as follows:

---------------------------------------------
 Shareholder Communications:
---------------------------------------------
 Class A                              $69,707
 Class B                                8,989
 Class C                               10,172
 Class Y                                   83
---------------------------------------------
    Total                             $88,951
=============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $69,638 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2010.


38    Pioneer International Value Fund | Semiannual Report | 5/31/10

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,766 in distribution fees payable to PFD at May 31, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2010 CDSCs in the amount of $7,315 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2010 the Fund's expenses were not reduced under such arrangements.

6. Forward Foreign Currency Contracts

At May 31, 2010, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. At May 31, 2010, the Fund had no outstanding portfolio hedges. At May 31, 2010, the Fund's gross forward currency settlement contracts receivable and payable were $6,601,986 and $6,626,736, respectively, resulting in a net payable of $24,750. The average number of contracts open during the six months ended May 31, 2010 was 218,472,346.


           Pioneer International Value Fund | Semiannual Report | 5/31/10     39

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2010, the Fund had no borrowings under this agreement.

8. Additional Disclosures about Derivative Instruments and Hedging Activities

Fair values of derivative instruments as of May 31, 2010:

-------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as
Hedging Instruments
under Accounting                    Asset Derivatives 2009           Liabilities Derivatives 2009
Standards Codification          -------------------------------      ----------------------------
(ASC) 815 (formerly             Balance Sheet                        Balance Sheet
FASB Statement 133)             Location             Fair Value      Location         Fair Value
-------------------------------------------------------------------------------------------------
 Foreign Exchange Contracts     Receivables*         $--             Payables         $24,750
-------------------------------------------------------------------------------------------------
   Total                                             $--                              $24,750
=================================================================================================

* Foreign exchange contracts are shown as a net receivable on the Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2010 was as follows:

-------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as                                                                      Change in
Hedging Instruments                                                   Realized        Unrealized
Under Accounting                                                      Loss on         Gain on
Standards Codification     Location of Gain or (Loss)                 Derivatives     Derivatives
(ASC) 815 (formerly        On Derivatives Recognized                  Recognized      Recognized
FASB Statement 133)        in Income                                  in Income       in Income
-------------------------------------------------------------------------------------------------
 Foreign Exchange          Net realized loss on forward foreign       $(173,248)
  Contracts                currency contracts and other assets and
                           liabilities denominated in foreign
                           currencies

 Foreign Exchange          Change in unrealized gain on forward                       $(88,361)
  Contracts                foreign currency contracts and other
                           assets and liabilities denominated in
                           foreign currencies

40    Pioneer International Value Fund | Semiannual Report | 5/31/10

9. Reorganization Information

On June 12, 2009, beneficial owners of Pioneer International Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. This tax-free reorganization was accomplished on June 12, 2009 ("Closing Date"), by exchanging the assets and stated liabilities of Pioneer International Equity Fund for shares of Pioneer International Value Fund. Shareholders holding Class A, Class B, Class C, and Class Y shares of Pioneer International Equity Fund received Class A, Class B, Class C, and Class Y shares, respectively, of Pioneer International Value Fund in the reorganization. The following charts show the details of the reorganization as of that Closing Date:

------------------------------------------------------------------------------------------
                             Pioneer                 Pioneer                  Pioneer
                             International           International            International
                             Value Fund              Equity Fund              Value Fund
                            (Pre-Reorganization)    (Pre-Reorganization)     (Post-Reorganization)
------------------------------------------------------------------------------------------
 Net Assets
  Class A                   $ 60,025,986             $ 36,959,652             $ 96,985,638
  Class B                   $  5,946,308             $  8,036,113             $ 13,982,421
  Class C                   $  5,833,408             $  6,710,648             $ 12,544,056
  Class Y                   $ 49,264,020             $119,476,161             $168,740,181
------------------------------------------------------------------------------------------
 Total Net Assets           $121,069,722             $171,182,574             $292,252,296
------------------------------------------------------------------------------------------
 Shares Outstanding
  Class A                      3,574,608                2,501,629                5,775,898
  Class B                        390,431                  616,102                  918,081
  Class C                        386,983                  522,465                  832,282
  Class Y                      2,930,482                7,958,730               10,037,928
 Shares Issued in
  Reorganization
  Class A                                                                        2,201,290
  Class B                                                                          527,650
  Class C                                                                          445,299
  Class Y                                                                        7,107,446

-------------------------------------------------------------------------
                                       Unrealized          Accumulated
                                       Appreciation on     Loss on
                                       Closing Date        Closing Date
-------------------------------------------------------------------------
 Pioneer International Equity Fund     $ 1,848,037         $(153,108,957)

10. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


           Pioneer International Value Fund | Semiannual Report | 5/31/10     41

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


42    Pioneer International Value Fund | Semiannual Report | 5/31/10

                            This page for your notes.

           Pioneer International Value Fund | Semiannual Report | 5/31/10     43

                            This page for your notes.

44    Pioneer International Value Fund | Semiannual Report | 5/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2010

* Print the name and title of each signing officer under his or her signature.